Note 9 - Trade and Other Receivables	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
9.	TRADE AND OTHER RECEIVABLES

	As at	As at
	March 31, 2018	March 31, 2017
Trade account receivables, net	$332,083	$288,255
Accrued gas receivable	15,893	16,352
Other	47,754	64,884
	$395,730	$369,491